Investments accounted for using equity method	12 Months Ended
Dec. 31, 2018
Investments Accounted For Using Equity Method
Investments accounted for using equity method
13	Investments accounted for using equity method

	As of December 31,
	2017 RMB’million	2018 RMB’million
Investments in associates	324	190
Investments in joint ventures	54	46
	378	236

	Year ended December 31,
	2016 RMB’million	2017 RMB’million	2018 RMB’million
Share of profit/(loss) of investments accounted for using equity method:
Associates	12	13	12
Joint ventures	(1)	(9)	(13)
	11	4	(1)

13	Investments accounted for using equity method (Continued)

Movement of investments in associates and joint ventures is analyzed as follows:

	Year ended December 31,
	2016	2017	2018
	RMB’million	RMB’million	RMB’million
At beginning of the year	-	292	378
Additions	-	89	99
Business combination (Note 24)	290	1	3
Share of profit/(loss)	11	4	(1)
Disposal	(12)	-	(50)
Step acquisition accounted for as business combination under common control (Note 25)	-	-	(184)
Step acquisition (Note 24)	-	-	(14)
Impairment provision	-	(2)	(2)
Currency translation differences	3	(6)	7
At end of the year	292	378	236

The principal associates and joint ventures of the Group are set out below:

	Place of
	business/	% of ownership interest
	country of	As of December 31,
Name of entity	incorporation	2017	2018
		%	%
United Entertainment Corporation	Cayman	30.00%	NA
Liquid State Limited	Hong Kong	50.00%	50.00%
Beijing New Sound Entertainment Ltd.	China	70.00%	48.00%
Beijing Quku Technology Co., Ltd.	China	38.00%	38.00%
Beijing Tianhaoshengshi Entertainment Culture Co., Ltd.	China	43.90%	-
Beijing Tianhaoshengshi Music Cultural Ltd.	China	-	45.00%
Shenzhen United Entertainment Equity Investment Center (Limited Partnership)	China	50.00%	NA

The tables below provide summarized financial information of the Group’s investments accounted for using equity method. The information disclosed reflects the amounts presented in the financial statements of the relevant associates and joint ventures and not the Company’s share of those amounts. They have been amended to reflect adjustments made by the entity when using the equity method, including fair value adjustments and modifications for differences in accounting policies.

	Year ended December 31,
	2016 RMB’million	2017 RMB’million	2018 RMB’million
Revenue	260	403	362
Cost of revenue	(141)	(280)	(163)
Income from operations	65	16	6
Net income	38	17	(5)
Current assets	709	786	948
Non-current assets	160	201	91
Current liabilities	168	200	222
Non-current liabilities	5	1	-

There are no material contingent liabilities relating to the Group’s interests in the investments accounted for using equity method.